Share capital and other equity - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Value of shares
At 1 January	[1]	£ 46,490	£ 49,093
At 31 December		43,556	46,490	[1]
Ordinary shares
Value of shares
At 1 January		12,049	11,965
Ordinary shares issued		45	84
At 31 December		£ 12,094	£ 12,049
Number of shares
At 1 January		12,048,605	11,964,565
Shares issued		45,304	84,040
At 31 December		12,093,909	12,048,605

[1]	Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.